Financial Instruments (Unaudited) (Tables)	3 Months Ended
Mar. 31, 2016
Financial Instruments [Abstract]
Unrealized gains (losses) for derivative financial instruments that are designated and qualify as fair value hedge transactions and for the related hedged item

A summary of gains (losses) recognized in revenues for derivative financial instruments related to commodity contracts that are designated and qualify as fair value hedge transactions, along with the unrealized gains (losses) on the related hedged item follows (in millions):

	Three Months Ended
	March 31,
	2016	2015
Copper futures and swap contracts:
Unrealized gains (losses):
Derivative financial instruments	$7	$6
Hedged item – firm sales commitments	(7)	(6)

Realized losses:
Matured derivative financial instruments	(4)	(10)

Schedule of Derivative Instruments

A summary of FCX’s embedded commodity derivatives at March 31, 2016, follows:

	Open Positions	Average Price Per Unit		Maturities Through
		Contract	Market
Embedded derivatives in provisional sales contracts:
Copper (millions of pounds)	726	$2.14	$2.20	September 2016
Gold (thousands of ounces)	89	1,224	1,236	June 2016
Embedded derivatives in provisional purchase contracts:
Copper (millions of pounds)	156	2.17	2.20	July 2016

Realized and unrealized gains (losses) for derivative financial instruments that do not qualify as hedge transactions
A summary of the realized and unrealized gains (losses) recognized in the loss before income taxes and equity in affiliated companies’ net earnings for commodity contracts that do not qualify as hedge transactions, including embedded derivatives, follows (in millions):

	Three Months Ended
	March 31,
	2016	2015
Embedded derivatives in provisional copper and gold
sales contracts[a]	$72	$(71)
Copper forward contracts[b]	7	(1)
Crude oil options[a]	—	52

a.	Amounts recorded in revenues.

b.	Amounts recorded in cost of sales as production and delivery costs.

Fair Values of Unsettled Derivative Financial Instruments
A summary of the fair values of unsettled commodity derivative financial instruments follows (in millions):

	March 31, 2016	December 31, 2015
Commodity Derivative Assets:
Derivatives designated as hedging instruments:
Copper futures and swap contracts[a]	$4	$1
Derivatives not designated as hedging instruments:
Embedded derivatives in provisional copper and gold
sales/purchase contracts	66	19
Total derivative assets	$70	$20

Commodity Derivative Liabilities:
Derivatives designated as hedging instruments:
Copper futures and swap contracts[a]	$6	$11
Derivatives not designated as hedging instruments:
Embedded derivatives in provisional copper and gold
sales/purchase contracts	24	81
Copper forward contracts	2	—
Total derivative liabilities	$32	$92

a.	FCX paid $5 million to brokers at March 31, 2016, and $10 million at December 31, 2015, for margin requirements (recorded in other current assets).

A summary of these unsettled commodity contracts that are offset in the balance sheet follows (in millions):

	Assets		Liabilities
	March 31, 2016	December 31, 2015	March 31, 2016	December 31, 2015

Gross amounts recognized:
Commodity contracts:
Embedded derivatives in provisional
sales/purchase contracts	$66	$19	$24	$81
Copper derivatives	4	1	8	11
	70	20	32	92

Less gross amounts of offset:
Commodity contracts:
Embedded derivatives in provisional
sales/purchase contracts	4	5	4	5
Copper derivatives	4	1	4	1
	8	6	8	6

Net amounts presented in balance sheet:
Commodity contracts:
Embedded derivatives in provisional
sales/purchase contracts	62	14	20	76
Copper derivatives	—	—	4	10
	$62	$14	$24	$86

Balance sheet classification:
Trade accounts receivable	$59	$9	$8	$51
Accounts payable and accrued liabilities	3	5	16	35
	$62	$14	$24	$86